Document and Entity Information	Apr. 01, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	DHI Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33584
Entity Tax Identification Number	20-3179218
Entity Address, State or Province	CO
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Address, Postal Zip Code	80111
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Centennial
City Area Code	(515)
Local Phone Number	978-3737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001393883
Amendment Flag	false
Common Stock
Document and Entity Information [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHX
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHX
Security Exchange Name	NYSE
Preferred Stock
Document and Entity Information [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol
Security Exchange Name	NYSE